SUPPLEMENT TO THE
FIDELITY(registered trademark) CONTRAFUND(registered trademark) II AUGUST 24, 1999 PROSPECTUS

The following information replaces the similar information found in the "Fee Table" section on page 4.

   ANNUAL FUND OPERATING EXPENSES     (PAID FROM FUND ASSETS)

Management fee               0.59%

Distribution and Service     None
(12b-1) fee

Other expenses               0.34%

Total annual fund operating  0.93%
expenses

The following information replaces the similar information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Management & Research (Far East) Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements the information found in the "Fund Management" section beginning on page 20.

(small solid bullet) Fidelity Investments Japan Limited (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces the similar information found in the "Fund Management" section on page 20.

Adam Hetnarski is manager of Contrafund II, which he has managed since February 2000. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.

The following information replaces the similar information found in the "Fund Management" section on page 21.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.

SUPPLEMENT TO THE FIDELITY GROWTH & INCOME II PORTFOLIO AUGUST 24,
1999 PROSPECTUS

   The following information replaces the "Annual fund operating expenses" table under the heading "Fee Table" in the "Fund Summary" section on page 4.

Management fee               0.48%

Distribution and Service     None
(12b-1) fee

Other expenses               0.66%

Total annual fund operating  1.14%
expenses

The following information replaces similar information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Management & Research Far East Inc. (FMR Far East) serves as a sub-adviser for the fund. FMR Far East was organized in 1986 to provide investment research and advice to FMR. Currently, FMR Far East provides investment research and advice on issuers based outside the United States and may also provide investment advisory services for the fund.

The following information supplements similar information found in the "Fund Management" section on page 20.

(small solid bullet) Fidelity Investment Japan Ltd. (FIJ), in Tokyo, Japan, serves as a sub-adviser for the fund. As of September 28, 1999, FIJ had approximately $16.3 billion in discretionary assets under management. Currently, FIJ provides investment research and advice on issuers based outside the United States for the fund.

The following information replaces similar information found in the "Fund Management" section on page 21.

FMR pays FMR U.K. and FMR Far East for providing sub-advisory services. FMR Far East pays FIJ for providing sub-advisory services.